CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY - USD ($) $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Class V Common [Member]	Additional Paid-in Capital [Member]		Accumulated Deficit	Redeemable Non-controlling Interests	Class A Units Subject to Possible Redemption	Class D Units Subject To Possible Redemption	Class B-1 Preferred Units	Class B-2 Preferred Units	Class B-3 Preferred Units	Class C Preferred Units	Class C-1 Preferred Units	Class C-2 Preferred Units	Redemption of Profits Interests	Total
Financial Designation, Predecessor and Successor [Fixed List]																Predecessor
MEMBERS' DEFICIT at Dec. 31, 2020					$ (130,485)				$ 380			$ 67			$ (180)	$ (130,218)
MEMBERS' DEFICIT (in shares) at Dec. 31, 2020									6,000,000			1,302,083
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Unit Based Compensation									$ 380			$ 902				1,282
Unit Based Compensation (in shares)									2,000,000			660,417
Accelerated on Merger Date										$ 81	$ 56		$ 2,243	$ 39
Accelerated on Merger Date (in shares)										4,054,054	5,647,438		1,035,833	1,685,000
Net Loss					(146,400)											(146,400)
STOCKHOLDERS' EQUITY at Dec. 02, 2021	$ 4	$ 20	$ 312,946	[1]	(29,337)											283,633
STOCKHOLDERS' EQUITY (in shares) at Dec. 02, 2021	41,578,890	196,553,523
MEMBERS' DEFICIT at Dec. 02, 2021					(276,885)				$ 897			$ 3,251			$ (180)	$ (272,917)
MEMBERS' DEFICIT (in shares) at Dec. 02, 2021									17,701,492			4,683,333
STOCKHOLDERS' EQUITY at Dec. 31, 2020							$ 43,656	$ 47,042
STOCKHOLDERS' EQUITY (in shares) at Dec. 31, 2020							43,000,000	16,130,034
STOCKHOLDERS' EQUITY at Dec. 02, 2021						$ 1,833,838	$ 43,656	$ 47,042
STOCKHOLDERS' EQUITY (in shares) at Dec. 02, 2021							43,000,000	16,130,034
Financial Designation, Predecessor and Successor [Fixed List]																Successor
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Net Loss					(10,081)											$ (10,081)
STOCKHOLDERS' EQUITY at Dec. 31, 2021	$ 4	$ 20	312,946	[1]	(39,418)											273,552
STOCKHOLDERS' EQUITY (in shares) at Dec. 31, 2021	41,578,890	196,553,523
MEMBERS' DEFICIT at Dec. 31, 2021																$ 273,552
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Equity-based compensation						4,635
Net Loss						(47,856)
STOCKHOLDERS' EQUITY at Dec. 31, 2021						1,790,617
Financial Designation, Predecessor and Successor [Fixed List]																Successor
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Equity-based compensation			1,786	[1]												$ 1,786
Vesting of stock compensation awards (in shares)		5,038,489
Class A common stock warrants issued			643	[1]												643
Net Loss					(270,127)											(270,127)
STOCKHOLDERS' EQUITY at Dec. 31, 2022	$ 4	$ 20	315,375	[1]	$ (309,545)											5,854
STOCKHOLDERS' EQUITY (in shares) at Dec. 31, 2022	41,578,890	201,592,012
MEMBERS' DEFICIT at Dec. 31, 2022																5,854
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Equity-based compensation						17,618
Net Loss						(1,291,430)
STOCKHOLDERS' EQUITY at Dec. 31, 2022						$ 516,805
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Equity-based compensation			$ 686													686
CONSOLIDATED STATEMENTS OF STOCKHOLDERS'/MEMBERS' DEFICIT AND MEZZANINE EQUITY
Equity-based compensation																291
Net Loss																$ (43,249)

[1]	Included in the opening balance are transactions completed in connection with the Business Combinations (Note 5), including the PIPE Investment (Note 1) of $195.3 million (net of issuance costs), the equity consideration to P3 shareholders of $80.3 million, and the trust proceeds (net of redemptions) of $37.4 million.